Document and Entity Information	Jul. 17, 2023
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001690820
Document Type	8-K
Document Period End Date	Jul. 17, 2023
Entity Registrant Name	CARVANA CO.
Entity Incorporation State Country Code	DE
Entity File Number	001-38073
Entity Tax Identification Number	81-4549921
Entity Address, Address Line One	300 E. Rio Salado Parkway
Entity Address, City or Town	Tempe
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85281
City Area Code	(602)
Local Phone Number	852-6604
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock, Par Value $0.001 Per Share
Trading Symbol	CVNA
Security Exchange Name	NYSE
Preferred Stock Purchase Rights [Member]
Document And Entity Information [Line Items]
Security 12b Title	Preferred Stock Purchase Rights
Trading Symbol	—
Security Exchange Name	NYSE